Property and Equipment, Net (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment				$ 8,024	$ 19,055
Accumulated depreciation and amortization				(3,917)	(9,724)
Total, property plant and equipment net				4,107	9,331
Depreciation and amortization expense	$ 200	$ 154	$ 370	728	3,081
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment					10,020
Office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment				107	119
Computer hardware and software.
Property, Plant and Equipment [Line Items]
Total property and equipment				988	1,111
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment				419	419
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment				$ 6,510	$ 7,386